Retirement benefit obligations - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 3,624	£ 3,823	[1]	£ 4,531
Retirement benefit obligations	(136)	(126)	[1]	£ (230)
Amounts recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	3,624	3,823
Retirement benefit obligations	(136)	(126)
Total amounts recognised in the balance sheet	£ 3,488	£ 3,697

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.